ACCOUNTS AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
ACCOUNTS AND OTHER LIABILITIES

NOTE 6 — ACCOUNTS AND OTHER LIABILITIES

Accounts and other liabilities consist of the following:

	December 31,	December 31,
	2025	2024
Accounts payable	$614,268	$1,189,896
Accrued expenses	21,026	12,741
Accrued consumption tax	17,185	389,245
Provision for compensated absences	157,641	167,839
Other payables	62,357	128,816
Asset retirement obligation - current	-	19,914
Total	$872,477	$1,908,451